Trade receivables	12 Months Ended
Dec. 31, 2017
Statement [line items]
Trade receivables
14. Trade receivables
(USD millions)	2017	2016

Total gross trade receivables	8 790	8 364

Provisions for doubtful trade receivables	– 190	– 162

Total trade receivables, net	8 600	8 202

The following table summarizes the movement in the provision for doubtful trade receivables:
(USD millions)	2017	2016	2015

January 1	– 162	– 142	– 156

Impact of divestments	12

Provisions for doubtful trade receivables charged to the consolidated income statement	– 119	– 76	– 68

Utilization provisions for doubtful trade receivables	12	17	39

Reversal of provisions for doubtful trade receivables	76	37	32

Currency translation effects	– 9	2	11

December 31	– 190	– 162	– 142

The following sets forth the trade receivables that are not overdue as specified in the payment terms and conditions established with Novartis customers as well as an analysis of overdue amounts and related provisions for doubtful trade receivables:
(USD millions)	2017	2016

Not overdue	7 758	7 386

Past due for not more than one month	279	262

Past due for more than one month but less than three months	230	223

Past due for more than three months but less than six months	137	185

Past due for more than six months but less than one year	137	145

Past due for more than one year	249	163

Provisions for doubtful trade receivables	– 190	– 162

Total trade receivables, net	8 600	8 202

Trade receivable balances include sales to drug wholesalers, retailers, private health systems, government agencies, managed care providers, pharmacy benefit managers and government-supported healthcare systems. Novartis continues to monitor sovereign debt issues and economic conditions, particularly in Greece, Italy, Portugal, Spain, Brazil, Russia, Saudi Arabia and Turkey, and evaluates trade receivables in these countries for potential collection risks. The majority of the outstanding trade receivables from these closely monitored countries are due directly from local governments or from government-funded entities except for Russia, Brazil and Turkey, which are due from private entities. Deteriorating credit and economic conditions as well as other factors in these closely monitored countries have resulted in, and may continue to result in an increase in the average length of time that it takes to collect these trade receivables and may require Novartis to re-evaluate the collectability of these trade receivables in future periods.
The following table shows the gross trade receivables balance from these closely monitored countries at December 31, 2017 and 2016, the amounts that are past due for more than one year and the related provisions that have been recorded:
(USD millions)	2017	2016

Total balance of gross trade receivables from closely monitored countries	1 733	1 717

Past due for more than one year	124	82

Provisions	95	63

At December 31, 2017 amounts past due for more than one year are not significant in any of these countries on a standalone basis.
Total trade receivables include amounts denominated in the following major currencies:
(USD millions)	2017	2016

US dollar (USD)	3 451	3 432

Euro (EUR)	1 533	1 366

Japanese yen (JPY)	600	567

Chinese yuan (CNY)	312	264

Russian ruble (RUB)	268	347

Brazilian real (BRL)	237	222

British pound (GBP)	208	160

Australian dollar (AUD)	165	147

Swiss franc (CHF)	127	135

Canadian dollar (CAD)	73	97

Other currencies	1 626	1 465

Total trade receivables, net	8 600	8 202